Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes [Abstract]
Income taxes

18. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no withholding tax is imposed.

Peoples’ Republic of China

The Company’s consolidated subsidiaries in the PRC are governed by the income tax law of the PRC and file separate income tax returns. They are subject to PRC enterprise income tax at 25% on their assessable profits.

Under the new tax law and related implementation rules, a withholding tax is applied on the gross amount of dividends received by the Company from its PRC consolidated subsidiaries after January 1, 2008; however undistributed earnings prior to January 1, 2008 are exempted from withholding tax. The implementation rules provide that the withholding tax rate is 10% or the applicable rate specified in a tax treaty. The Company has not provided for income taxes on accumulated earnings of its PRC subsidiaries as of December 31, 2008 since these earnings are intended to be reinvested indefinitely in the PRC. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

Hong Kong

Subsidiaries reside in Hong Kong are subject to Hong Kong profits tax at a tax rate of 16.5% on their assessable profits.

For the years ended December 31, 2009, 2010 and 2011, substantially all of the Group’s income before income taxes is derived from the PRC. Income tax expense consists of the following:

	Years Ended December 31,
	2009	2010	2011
Current tax
- PRC	$3,460	$2,212	$1,170
- HK	34	25	—
Deferred tax
- PRC	808	(813)	(1,087)
- HK	17	(4)	—

Total income tax expense	$4,319	$1,420	$83

The actual income tax expense reported in the consolidated statements of income differs from the expected income tax expense computed by applying the PRC statutory tax rate of 25% for the years ended December 31, 2009, 2010 and 2011 respectively to income before income taxes as a result of the following:

	Years Ended December 31,
	2009	2010	2011
Computed expected tax expense	$(4,582)	$(11,305)	$(3,345)
Effect of differential tax rate on income of Hong Kong subsidiaries	(26)	(13)	(22)
Effect of non-PRC entities not subject to income tax	1,748	1,279	1,006
Non-deductible expenses	5,267	9,778	7,263
Tax loss which no deferred tax asset was recognized	3,278	1,369	775
Tax loss that is expired	509	—	—
Income not subject to tax	(1,875)	(40)	(6,184)
Change in valuation allowance	—	352	590

Actual income tax expense	$4,319	$1,420	$83

Non-deductible expenses primarily represent goodwill impairment which is not deductible for tax purpose and entertainment expenses in excess of statutory limits for tax purpose.

Income not subject to tax primarily represents gain on termination of VIEs, change of fair value of acquisition consideration payable and gain from extinguishment of acquisition consideration payable.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	Years Ended December 31,
	2009	2010	2011
Deferred tax assets-current:
- Tax loss carried forwards of a subsidiary	$23	$89	$—
- Allowance for doubtful accounts	430	802	866
- Accrued expenses	27	—	—

	480	891	866

Deferred tax liabilities — non-current:
- Intangible assets	(316)	(989)	—

Net deferred tax assets	$164	$(98)	$866

The realization of the future tax benefits of a deferred tax asset is dependent on future taxable income against which such tax benefits can be applied or utilized and the consideration of the scheduled reversal of deferred tax liabilities and any available tax planning strategies. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. All available evidence must be considered in the determination of whether sufficient future taxable income will exist since the ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilized. Such evidence includes, but is not limited to, the financial performance of the entities, the market environment in which these entities operate and the length of relevant carryover periods. Sufficient negative evidence, such as cumulative net losses during a three-year period that includes the current year and the prior two years, may require that a valuation allowance be established against the deferred tax assets.

For the year ended December 31, 2009, 2010 and 2011, the Group did not have unrecognized tax benefits, and it does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalties related to unrecognized tax benefits were accrued at the date of initial adoption of FIN 48 and as of December 31, 2010 and 2011.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than US$15 (RMB 100). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s consolidated subsidiaries in the PRC for the tax years beginning in 2006 are subject to examination by the relevant tax authorities. The tax returns of the Company’s operating subsidiary in the HKSAR for the tax years beginning in 2002 are subject to examination by the relevant tax authorities.